Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments March 31, 2022
(Unaudited)
QQQX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 101.7%
COMMON STOCKS - 99.2%
Air Freight & Logistics - 0.0%
2,647 FedEx Corp $ 612,489
Airlines - 0.2%
26,595 Delta Air Lines Inc (2) 1,052,364
6,558 Ryanair Holdings PLC, Sponsored ADR (2) 571,333
25,632 Southwest Airlines Co (2) 1,173,946
Total Airlines 2,797,643
Auto Components - 0.1%
23,148 Gentex Corp 675,227
4,110 Lear Corp 586,045
Total Auto Components 1,261,272
Automobiles - 5.3%
101,941 Ford Motor Co 1,723,823
59,532 Tesla Inc (2) 64,151,683
Total Automobiles 65,875,506
Beverages - 1.0%
28,086 Brown-Forman Corp, Class B 1,882,324
132,585 Monster Beverage Corp (2) 10,593,541
Total Beverages 12,475,865
Biotechnology - 4.3%
89,822 Amgen Inc 21,720,756
175,364 Gilead Sciences Inc 10,425,390
11,093 Ionis Pharmaceuticals Inc (2) 410,885
42,980 Moderna Inc (2) 7,403,735
17,935 Regeneron Pharmaceuticals Inc (2) 12,526,162
3,808 United Therapeutics Corp (2) 683,193
Total Biotechnology 53,170,121
Capital Markets - 0.9%
10,021 Moody's Corp 3,381,186
23,851 Morgan Stanley 2,084,577
9,235 S&P Global Inc 3,788,012
12,582 SEI Investments Co 757,562
5,699 T Rowe Price Group Inc 861,632
Total Capital Markets 10,872,969
Chemicals - 0.3%
6,204 Ecolab Inc 1,095,378
9,155 Sherwin-Williams Co 2,285,271
Total Chemicals 3,380,649
Commercial Services & Supplies - 0.7%
26,367 Copart Inc (2) 3,308,267
8,008 IAA Inc (2) 306,306
15,503 Tetra Tech Inc 2,557,065
8,329 Waste Connections Inc 1,163,561
10,605 Waste Management Inc 1,680,893
Total Commercial Services & Supplies 9,016,092

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

QQQX
Shares Description (1) Value
Communications Equipment - 2.8%
604,967 Cisco Systems Inc $ 33,732,960
5,262 F5 Inc (2) 1,099,495
Total Communications Equipment 34,832,455
Containers & Packaging - 0.1%
20,014 Ball Corp 1,801,260
Distributors - 0.3%
9,398 Pool Corp 3,973,944
Diversified Consumer Services - 0.2%
42,126 Service Corp International/US 2,772,733
Electric Utilities - 0.0%
26,822 PG&E Corp (2) 320,255
Electrical Equipment - 0.2%
9,512 Rockwell Automation Inc 2,663,645
Electronic Equipment, Instruments & Components - 0.2%
10,486 Keysight Technologies Inc (2) 1,656,473
12,059 National Instruments Corp 489,475
Total Electronic Equipment, Instruments & Components 2,145,948
Energy Equipment & Services - 0.0%
5,484 Select Energy Services Inc, Class A (2) 46,998
Entertainment - 0.1%
41,180 AMC Entertainment Holdings Inc, Class A (2),(3) 1,014,675
Equity Real Estate Investment Trusts (REITs) - 0.3%
62,781 CubeSmart 3,266,495
34,229 Retail Value Inc 104,741
Total Equity Real Estate Investment Trusts (REITs) 3,371,236
Food & Staples Retailing - 1.2%
4,001 Casey's General Stores Inc 792,878
210,528 HF Foods Group Inc (2) 1,402,116
44,413 Kroger Co 2,547,974
22,661 Sysco Corp 1,850,271
19,549 US Foods Holding Corp (2) 735,629
50,178 Walmart Inc 7,472,508
Total Food & Staples Retailing 14,801,376
Food Products - 0.6%
23,113 Beyond Meat Inc (2),(3) 1,116,589
70,834 Bridgford Foods Corp (2) 754,382
16,902 Hormel Foods Corp 871,129
22,636 Laird Superfood Inc (2) 81,716
49,425 McCormick & Co Inc/MD 4,932,615
12,047 Vital Farms Inc (2) 148,901
Total Food Products 7,905,332
Health Care Equipment & Supplies - 1.3%
69,911 Abbott Laboratories 8,274,666
3,843 Becton Dickinson and Co 1,022,238
17,865 LENSAR Inc (2) 132,201
200,074 Rockwell Medical Inc (2) 94,295

Shares Description (1) Value
Health Care Equipment & Supplies (continued)
19,914 Stryker Corp $ 5,324,008
62,738 Venus Concept Inc (2) 89,715
10,688 Zimmer Biomet Holdings Inc 1,366,995
3,702 Zimvie Inc (2) 84,554
Total Health Care Equipment & Supplies 16,388,672
Health Care Providers & Services - 0.2%
4,308 McKesson Corp 1,318,808
7,651 Universal Health Services Inc, Class B 1,109,013
Total Health Care Providers & Services 2,427,821
Hotels, Restaurants & Leisure - 1.6%
6,611 Booking Holdings Inc (2) 15,525,603
21,002 Darden Restaurants Inc 2,792,216
28,119 Restaurant Brands International Inc 1,641,868
Total Hotels, Restaurants & Leisure 19,959,687
Household Durables - 0.1%
43,730 KB Home 1,415,977
Insurance - 0.1%
23,048 Fidelity National Financial Inc 1,125,664
Interactive Media & Services - 14.0%
25,632 Alphabet Inc, Class A (2) 71,291,563
16,904 Alphabet Inc, Class C (2) 47,212,703
40,323 Baidu Inc, Sponsored ADR (2) 5,334,733
17,171 IAC/InterActiveCorp (2) 1,721,908
41,518 Match Group Inc (2) 4,514,667
191,477 Meta Platforms Inc, Class A (2) 42,576,826
49,738 Twitter Inc (2) 1,924,363
27,877 Vimeo Inc (2) 331,179
Total Interactive Media & Services 174,907,942
Internet & Direct Marketing Retail - 9.3%
32,223 Amazon.com Inc (2) 105,045,369
198,017 eBay Inc 11,338,453
Total Internet & Direct Marketing Retail 116,383,822
IT Services - 2.2%
18,183 BigCommerce Holdings Inc (2) 398,390
42,378 Jack Henry & Associates Inc 8,350,585
165,056 PayPal Holdings Inc (2) 19,088,726
Total IT Services 27,837,701
Leisure Products - 0.1%
59,882 Peloton Interactive Inc, Class A (2) 1,582,083
Life Sciences Tools & Services - 0.9%
16,855 Agilent Technologies Inc 2,230,422
8,892 Charles River Laboratories International Inc (2) 2,525,061
21,697 Danaher Corp 6,364,381
Total Life Sciences Tools & Services 11,119,864
Machinery - 0.2%
10,028 Caterpillar Inc 2,234,439
10,172 Fortive Corp 619,780
Total Machinery 2,854,219

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

QQQX
Shares Description (1) Value
Media - 3.3%
2,283 Cable One Inc $ 3,342,860
688,683 Comcast Corp, Class A 32,244,138
168,489 comScore Inc (2) 490,303
79,629 News Corp, Class A 1,763,783
62,041 News Corp, Class B 1,397,163
18,730 Paramount Global 708,181
45,680 Saga Communications Inc, Class A 1,043,788
Total Media 40,990,216
Multiline Retail - 0.3%
19,983 Target Corp 4,240,792
Oil, Gas & Consumable Fuels - 0.2%
37,282 Peabody Energy Corp (2) 914,528
13,845 Ranger Oil Corp, Class A (2) 478,068
123,234 Tellurian Inc (2) 653,140
Total Oil, Gas & Consumable Fuels 2,045,736
Personal Products - 0.0%
126,539 NewAge Inc (2) 73,519
20,695 Revlon Inc, Class A (2) 167,009
Total Personal Products 240,528
Pharmaceuticals - 0.1%
11,759 Bristol-Myers Squibb Co 858,760
Professional Services - 0.3%
11,037 ManpowerGroup Inc 1,036,595
25,799 Robert Half International Inc 2,945,730
Total Professional Services 3,982,325
Semiconductors & Semiconductor Equipment - 15.4%
150,301 Advanced Micro Devices Inc (2) 16,433,911
122,326 Analog Devices Inc 20,205,809
199,251 Applied Materials Inc 26,261,282
420,371 Intel Corp 20,833,587
209,763 NVIDIA Corp 57,235,932
103,235 ON Semiconductor Corp (2) 6,463,543
41,083 Power Integrations Inc 3,807,573
189,640 QUALCOMM Inc 28,980,785
26,956 Silicon Laboratories Inc (2) 4,048,791
34,851 Skyworks Solutions Inc 4,644,941
31,287 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR (2)
3,261,983
Total Semiconductors & Semiconductor Equipment 192,178,137
Software - 16.5%
29,879 ANSYS Inc (2) 9,491,064
54,975 Autodesk Inc (2) 11,783,891
39,633 Black Knight Inc (2) 2,298,318
11,614 CDK Global Inc 565,370
524,855 Microsoft Corp (4) 161,818,045
115,511 Nutanix Inc, Class A (2) 3,098,005
22,586 Open Text Corp 957,646
67,979 Oracle Corp 5,623,903
41,179 PTC Inc (2) 4,435,802
88,342 Sumo Logic Inc (2) 1,030,951
44,126 Zoom Video Communications Inc, Class A (2) 5,172,891
Total Software 206,275,886

Investments in Derivatives
Shares Description (1) Value
Specialty Retail - 0.6%
4,707 Advance Auto Parts Inc $ 974,161
940 AutoZone Inc (2) 1,921,905
1,904 Bed Bath & Beyond Inc (2) 42,897
20,239 CarMax Inc (2) 1,952,659
20,411 Dick's Sporting Goods Inc (3) 2,041,508
17,348 Urban Outfitters Inc (2) 435,608
Total Specialty Retail 7,368,738
Technology Hardware, Storage & Peripherals - 13.6%
969,111 Apple Inc (4) 169,216,472
6,751 NetApp Inc 560,333
Total Technology Hardware, Storage & Peripherals 169,776,805
Textiles, Apparel & Luxury Goods - 0.1%
2,284 PVH Corp 174,978
18,741 Skechers USA Inc, Class A (2) 763,883
Total Textiles, Apparel & Luxury Goods 938,861
Wireless Telecommunication Services - 0.0%
25,982 Spok Holdings Inc 207,336
Total Common Stocks (cost $368,776,296) 1,240,220,035
Shares Description (1) Value
EXCHANGE-TRADED FUNDS - 2.5%
80,000 Vanguard Total Stock Market ETF 18,213,600
36,000 Invesco QQQ Trust Series 1 13,051,440
Total Exchange-Traded Funds (cost $29,464,394) 31,265,040
Total Long-Term Investments (cost $398,240,690) 1,271,485,075
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.2%
MONEY MARKET FUNDS - 0.2%
2,406,866 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
0.290%(6) $ 2,406,866
Total Investments Purchased with Collateral from Securities Lending (cost $2,406,866) 2,406,866
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.3%
REPURCHASE AGREEMENTS - 2.3%
$ 29,369 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$29,369,422, collateralized by $27,742,900, U.S. Treasury
Inflation Index Note, 0.125%, due 1/15/32, value
$29,956,891
0.000% 4/01/22 $ 29,369,422
Total Short-Term Investments (cost $29,369,422) 29,369,422
Total Investments (cost $430,016,978 ) - 104.2% 1,303,261,363
Other Assets Less Liabilities - (4.2)% (7) (53,064,856)
Net Assets Applicable to Common Shares - 100% $ 1,250,196,507
Options Purchased
Description(8) Type
Number of
Contracts
Notional
Amount (9)
Exercise
Price Expiration Date Value
Cboe Volatility Index Call 300 $ 900,000 $ 30 4/20/22 $ 33,750
Total Options Purchased (premiums paid $27,465) 300 $900,000 $33,750

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

QQQX
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Description(8) Type
Number of
Contracts
Notional
Amount (9)
Exercise
Price Expiration Date Value
Invesco China Technology ETF(10) Call (500) $ (17,500,000) $ 350 4/14/22 $ (763,877)
Invesco China Technology ETF(10) Call (500) (17,900,000) 358 4/14/22 (464,165)
Russell 2000® Index Call (88) (18,480,000) 2,100 4/14/22 (210,320)
S&P 500® Index Call (100) (45,000,000) 4,500 4/14/22 (872,500)
S&P 500® Index Call (100) (46,000,000) 4,600 4/14/22 (307,000)
S&P 500® Index Call (100) (47,000,000) 4,700 4/14/22 (57,500)
NASDAQ 100 Stock Index Call (325) (462,312,500) 14,225 4/14/22 (24,948,625)
NASDAQ 100 Stock Index Call (50) (71,250,000) 14,250 4/14/22 (3,733,000)
Total Options Written (premiums received
$16,126,968) (1,763) $(725,442,500) $(31,356,986)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,240,220,035 $ – $ – $ 1,240,220,035
Exchange-Traded Funds 31,265,040 – – 31,265,040
Investments Purchased with Collateral from
Securities Lending: 2,406,866 – – 2,406,866
Short-Term Investments:
Repurchase Agreements – 29,369,422 – 29,369,422
Investments in Derivatives:
Options Purchased 33,750 – – 33,750
Options Written (30,128,945) (1,228,041) – (31,356,986)
Total
$ 1,243,796,746 $ 28,141,381 $ – $ 1,271,938,127
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,287,440.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
(7) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(8) Exchange-traded, unless otherwise noted.
(9) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
ADR American Depositary Receipt
ETF Exchange-Traded Fund
S&P Standard & Poor's